Property, Plant and Equipment (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Property, Plant and Equipment

(in Australian dollars)	Land		Buildings		Leasehold improvements		Plant and equipment		Construction work in progress		Total
At June 30, 2021	$372,995		$1,821,526		$195,082		$8,579,868		—		$10,969,471
Cost	—		(154,725)		(30,524)		(1,163,425)		—		(1,348,674)
Accumulated depreciation
Net book amount	$372,995		$1,666,801		$164,558		$7,416,443		$-		$9,620,797

Opening net book amount at June 30, 2020	$372,995		$1,666,801		$164,558		$7,416,443		$—		$9,620,797
Additions	666,920		4,358,515		482,637		2,982,443		17,754,185		26,244,700
Disposals	—		—		—		(39,285)		—		(39,285)
Assets written off	—		—		—		(2,764,940)		—		(2,764,940)
Depreciation charge	—		(67,897)		(110,681)		(996,462)		—		(1,175,040)
Exchange differences	13,960		100,126		(9,103)		(411,876)		(894)		(307,787)
Closing net book amount at June 30, 2021	$1,053,875		$6,057,545		$527,411		$6,186,323		$17,753,291		$31,578,445
Additions	2,177,802		59,330,097		689,185		11,770,912		42,266,050		116,234,046
Disposals	—		—		—		(39,495)		—		(39,495)
Transfers	—		—		145,109		12,628,351		(12,773,460)		—
Depreciation charge	—		(2,294,080)		(360,141)		(2,313,665)		—		(4,967,886)
Exchange differences	179,664		3,644,794		69,337		1,241,781		3,243,510		8,379,086
Closing net book amount at June 30, 2022	$3,411,341	$-	$66,738,356	$-	$1,070,901	$-	$29,474,207	$-	$50,489,391	$-	$151,184,196

At June 30, 2022
Cost	$3,411,341		$69,383,589		$1,600,051		$33,780,687		$50,489,391		158,665,059
Accumulated depreciation	—		(2,645,233)		(529,150)		(4,306,480)		—		(7,480,863)
Net book amount	$3,411,341		$66,738,356		$1,070,901		$29,474,207		$50,489,391		$151,184,196